Document	May 20, 2020	Apr. 10, 2020	Feb. 14, 2020
Cover [Abstract]
Document Period End Date	May 20, 2020
Document Type	8-K
Entity Registrant Name	SONIC AUTOMOTIVE, INC.
Written Communications			false
Soliciting Material			false
Pre-commencement Tender Offer			false
Entity Emerging Growth Company	false
Title of 12(b) Security			Class A Common Stock, par value $0.01 per share
Entity File Number			1-13395
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number			56-2010790
Entity Address, Address Line One			4401 Colwick Road
Entity Address, City or Town			Charlotte,
Entity Address, State or Province			NC
Entity Address, Postal Zip Code			28211
City Area Code	(704)
Local Phone Number	566-2400
Pre-commencement Issuer Tender Offer			false
Trading Symbol			SAH
Security Exchange Name			NYSE
Amendment Flag		false
Entity Central Index Key		0001043509